Balances and Transactions with Related Parties - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CLP ($) Member	Dec. 31, 2017 CLF ( ) Member	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Number of members in Board of Directors | Member	9	9
Term of service for each director	3 years	3 years
Current accounts payable to related parties	$ 122,862,944,000		$ 121,018,039,000
Compensation for directors	2,929,830,000		2,671,417,000	$ 2,737,851,000
Guarantees granted	0		0	0
Company Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts receivable from related parties	0		0
Current accounts payable to related parties	0		0
Compensation for directors	287,187,000		327,556,000	383,792,000
Guarantees granted	$ 0		0
Company Board [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |		174
Company Board [Member] | Per Diem For Each Meeting [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |		84
Chairman [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of the transaction	The remuneration of the Chairman shall be double that of a Director, while that of the Vice-Chairman shall be 50% more than that of a Director.	The remuneration of the Chairman shall be double that of a Director, while that of the Vice-Chairman shall be 50% more than that of a Director.
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors	$ 97,944,000		$ 89,388,000	$ 95,866,000
Description of the transaction	Each member of the Directors’ Committee receives monthly remuneration, a portion of which is for each session attended and a portion of which is a fixed monthly payment for every meeting.	Each member of the Directors’ Committee receives monthly remuneration, a portion of which is for each session attended and a portion of which is a fixed monthly payment for every meeting.
Directors Committee [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |		58
Directors Committee [Member] | Per Diem For Each Meeting [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |		28